Long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding principal	$ 402,720	$ 421,464
Total debt	397,381	414,589
Less: Current portion of long-term debt	(55,987)	(59,119)
Long-term debt	341,394	355,470
Lampung facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(2,154)	(2,999)
$385 million facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(3,185)	(3,876)
Export credit tranche | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	68,159	79,324
Export credit tranche | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	39,500	44,500
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	15,504	18,635
Commercial tranche | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	216,507	230,705
Revolving credit facility | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 63,050	$ 48,300